Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Schedule of Key Management Compensation [Abstract]
Share-based compensation	$ 567,552	$ 1,830,349
Salaries and benefits		2,185,283
Professional fees	573,620	156,605
Total key management compensation	$ 1,141,172	$ 4,172,237